Investment Objectives and Goals	Sep. 09, 2026
VistaShares Shield(TM) S&P 500 Enhanced Protection ETF
Prospectus [Line Items]
Risk/Return [Heading]	VistaShares ShieldTM S&P 500 Enhanced Protection ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Shield tm S&P 500 Enhanced Protection ETF (the “Fund”) seeks capital appreciation.
VistaShares Shield(TM) International Enhanced Protection ETF
Prospectus [Line Items]
Risk/Return [Heading]	VistaShares ShieldTM International Enhanced Protection ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Shield International Enhanced Protection ETF (the “Fund”) seeks capital appreciation.
VistaShares Shield(TM) Emerging Markets Enhanced Protection ETF
Prospectus [Line Items]
Risk/Return [Heading]	VistaShares ShieldTM Emerging Markets Enhanced Protection ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Shield Emerging Markets Enhanced Protection ETF (the “Fund”) seeks capital appreciation.
VistaShares Shield(TM) US Small Cap Enhanced Protection ETF
Prospectus [Line Items]
Risk/Return [Heading]	VistaShares ShieldTM US Small Cap Enhanced Protection ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Shield US Small Cap Enhanced Protection ETF (the “Fund”) seeks capital appreciation.
VistaShares Shield(TM) Nasdaq 100 Enhanced Protection ETF
Prospectus [Line Items]
Risk/Return [Heading]	VistaShares ShieldTM Nasdaq 100 Enhanced Protection ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Shield Nasdaq 100 Enhanced Protection ETF (the “Fund”) seeks capital appreciation.
VistaShares Shield(TM) Diversified Equity Enhanced Protection ETF
Prospectus [Line Items]
Risk/Return [Heading]	VistaShares ShieldTM Diversified Equity Enhanced Protection ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Shield Diversified Equity Enhanced Protection ETF (the “Fund”) seeks capital appreciation.
VistaShares Shield(TM) Diversified Commodities Enhanced Protection ETF
Prospectus [Line Items]
Risk/Return [Heading]	VistaShares ShieldTM Diversified Commodities Enhanced Protection ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Shield Diversified Commodities Enhanced Protection ETF (the “Fund”) seeks capital appreciation.
VistaShares Shield(TM) Diversified Income Enhanced Protection ETF
Prospectus [Line Items]
Risk/Return [Heading]	VistaShares ShieldTM Diversified Income Enhanced Protection ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Shield Diversified Income Enhanced Protection ETF (the “Fund”) seeks current income and capital appreciation.